Operating Leases	6 Months Ended
Mar. 31, 2025
Operating Lease [Abstract]
OPERATING LEASES

NOTE 6 – OPERATING LEASES

The Company has various operating leases for office space and warehouse with lease terms of two years. The Company adopted Leases (Topic 842), using the modified-retrospective approach. No cumulative-effect adjustment to retained earnings was required upon adoption of Topic 842 because payments made under operating leases are also recognized as an expense on a straight-line basis over the lease term prior to the adoption of ASC 842. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the Hong Kong Dollar Best Lending Rate (“BLR”) was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company as quoted by the BLR minus 2.5%.

As of September 30, 2024 and March 31, 2025, operating lease consist of the following:

	As of
	September 30, 2024	March 31, 2025
Right-of-use assets, costs	$163,592	$40,789
Accumulated amortization	(47,596)	(24,143)
Disposal due to early termination	(83,285)	-
Right-of-use assets, net	$32,711	$16,646

As of September 30, 2024 and March 31, 2025, operating lease liabilities consist of the following:

	As of
	September 30, 2024	March 31, 2025
Operating lease liabilities - current portion	$41,019	$20,800
Total	$41,019	$20,800

Leases with an initial term of 12 months or less are short-term leases and not recognized as operating lease right-of-use assets and operating lease liabilities on the consolidated balance sheet. The Company recognizes lease expense for short-term leases on a straight-line basis over the lease term.

During the six months ended March 31, 2024 and 2025, the Company incurred total operating lease expenses of $21,453 and $16,615, respectively.

Other lease information is as follows:

	For the six months ended March 31,
	2024	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	$19,670	$20,219
Right-of-use assets obtained in exchange for new operating lease liabilities	$-	$-
Weighted-average remaining lease term - operating leases	2.4 years	0.5 years
Weighted-average discount rate - operating leases	3.375%	3.375%

The following is a schedule of future minimum payments under operating leases as of September 30, 2024:

As of September 30, 2024
2025	41,538
2026	-
Total lease payments	$41,538
Less: imputed interest	(519)
Total operating lease liabilities, net of interest	$41,019

The following is a schedule of future minimum payments under operating leases as of March 31, 2025:

As of March 31, 2025
2025	$20,831
Total lease payments	$20,831
Less: imputed interest	(31)
Total operating lease liabilities, net of interest	$20,800